Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (2,084)	£ (1,584)	£ (1,689)
Exchange adjustments	40	(218)	(11)
Additions through business combinations			(164)
Service cost	(280)	(246)	(254)
Past service cost	(37)	(54)	(17)
Interest cost	(54)	(56)	(49)
Settlements and curtailments		28	8
Remeasurements:
Return on plan assets, excluding amounts included in interest	899	2,195	(526)
Gain/(loss) from change in demographic assumptions	209	85	120
(Loss)/gain from change in financial assumptions	(555)	(2,770)	362
Experience (losses)/gains	(68)	74	243
Employer contributions	444	481	408
Expenses/other movements	(19)	(19)	(15)
Ending of net defined benefit liability	£ (1,505)	£ (2,084)	£ (1,584)